Financial instruments - additional disclosures - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (6,037)
Balance as of December 31	(6,046)	$ (6,037)
Level 3 | Contingent consideration liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	(98)	(112)
Accretion for passage of time	(9)	(9)
Adjustments for changes in assumptions	17	23
Balance as of December 31	$ (90)	$ (98)